Financial instruments (Details 25) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 195,214	$ 194,422
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	186,835	187,103
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	3,334	4,969
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	139	128
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	788	116
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	91	2,106
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	4,027	0
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	117,456	133,495
Goods [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	111,323	126,577
Goods [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,947	4,655
Goods [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	123	128
Goods [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	31	116
Goods [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	5	2,019
Goods [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	4,027	0
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	48,426	52,040
Services [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	46,187	51,785
Services [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	1,380	168
Services [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	16	0
Services [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	757	0
Services [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	86	87
Services [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	29,332	8,887
Others [Member] | Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	29,325	8,741
Others [Member] | 31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	7	146
Others [Member] | 61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0	0
Others [Member] | 121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	0
Others [Member] | 366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Current Period	$ 0	$ 0